SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 15 – Subsequent Events

Private Placement

From May 15, 2020 through June 30, 2020, we entered into definitive securities purchase agreements (“Purchase Agreements”) with accredited investors for their purchase of (i) secured convertible notes issued by us in the aggregate original principal amount of $3,494,840 (the “Notes”), and (ii) Unit Purchase Options (“Purchase Options”) to purchase 485,783 units (each, a “Unit”), at an exercise price of $5.00 per Unit (subject to adjustments). with each Unit exercisable for (A) one share of our common stock and (B) a 5-year warrant (the “Warrants”) to purchase one share of our common stock at an exercise price of $6.00 (subject to adjustments) (the “Private Placement”). Each purchaser of a Note will be issued a 5-year Purchase Option to purchase 0.139 Units for each dollar of Notes purchased We received gross proceeds of approximately $3.5 million (of which $3,351,200 was received in cash and $143,640 resulted from cancellation of indebtedness). Tribal Capital Markets, LLC acted as placement agent (the “Placement Agent”) in the Private Placement. We received approximately $3.08 million in net proceeds from the Private Placement, after deducting placement agent fees and selling agent fees payable to the Placement Agent and selling agent, respectively, and investor counsel in connection with the transaction. We used approximately $413,456 in proceeds to repay outstanding promissory notes and we intend to use the remaining proceeds for working capital and general corporate purposes.

Pursuant to that certain Form of Secured Convertible Note entered into in connection with the Purchase Agreement (the “Form of Note”), interest on such Notes accrues at a rates of ten percent (10%) per annum and is payable either in cash or in shares of the Company’s common stock at the conversion price in the Note on each of the six and twelve month anniversary of the issuance date and on the maturity dates of November 15, 2021, December 22, 2020 and December 30, 2020 (the “Maturity Date”).

All amounts due under the Notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into our common stock at a fixed conversion price, which is subject to adjustment as summarized below. The Notes are initially convertible into our common stock at an initial fixed conversion price of $3.60 per share. This conversion price is subject to adjustment for stock splits, combinations or similar events and “full ratchet” anti-dilution provisions, among other adjustments.

Upon any issuance by us of any of our equity securities, including Common Stock, for cash consideration, indebtedness or a combination thereof after the date hereof (a “Subsequent Equity Financing”), each holder shall have the option to convert the outstanding principal and accrued but unpaid interest of its Note into the number of fully paid and non-assessable shares of securities issued in the Subsequent Equity Financing (“Conversion Securities”) equal to the product of unpaid principal, together with the balance of unpaid and accrued interest and other amounts payable hereunder multiplied by 1.1, divided by the price per share paid by the investors for the Conversion Securities.

A Note may not be converted and shares of common stock may not be issued under the Notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of our outstanding ordinary shares.

We may prepay the Notes at any time in whole or in part by paying a s sum of money equal to 100% of the principal amount to be redeemed, together with accrued and unpaid interest plus a prepayment fee equal to one percent (1%) of the principal amount to be repaid.

The Notes contain customary triggering events including but not limited to: (i) failure to make payments when due under the Notes; and (ii) bankruptcy or insolvency of the Company. If a triggering event occurs, each holder may require us to redeem all or any portion of the Notes (including all accrued and unpaid interest thereon), in cash.

The Notes are secured by the proceeds from the $3,000,000 milestone payment pursuant to Section 7.2(b) of the Distribution Agreement dated November 12, 2018 between the Obligor and Ferring International Center S.A. (“Ferring”), after such proceeds are actually received by us from Ferring, all pursuant to the terms of a Security Agreement entered into between us and the noteholders under the Securities Purchase Agreement.

Reverse Stock Split

On December 16, 2019, the Company’s stockholders approved a reverse stock split at a ratio of between 1-for 5 and 1-for-25, with discretion for the exact ratio to be approved by the Company’s board of directors. On February 19, 2020, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20. On May 21, 2020, we filed a certificate of change (with an effective date of May 26, 2020) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. On May 22, 2020, we received notice from FINRA/OTC Corporate Actions that the reverse split would take effect at the open of business on May 26, 2020.

In May 2020, the Company issued 11,500 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $48,730 to certain employees.

On June 22, 2020, the Company was approved to receive a loan in the principal amount of $157,620 relating to the U.S. Small Business Administration’s Payment Protection Program, subject to completion of certain documentation. The loan will mature 18 months from the date of funding is payable over 18 equal monthly installments, and bears interest at a rate of 1% per annum. The loan is forgivable up to 100% of the principal balance based upon criteria under the Payment Protection Program if we meet such criteria during the term of the loan.

The Company has evaluated subsequent events through the date the financial statements were released and there were no others.

NOTE 14	SUBSEQUENT EVENTS

On January 13, 2020, INVO Bioscience, Inc. (the “Company”) entered into a joint venture agreement (the “Agreement”) with Medesole Healthcare and Trading Private Limited, India (“Medesole”), an Indian corporation that promotes and distributes healthcare technologies, medical equipment and allied services to hospitals, clinics and primary health care centers in India and the Middle East.

Pursuant to the Agreement, the Company and Medesole will form a joint venture entity incorporated and registered in India, which will operate under the name Medesole INVO Bioscience India Private Limited (the “JV”). After formation, the Company will grant to the JV all required licenses for promoting, marketing and selling the Company’s INVOcell® technology in India. The Company and Medesole intend that the JV will open and operate dedicated INVOcell® clinics only in India.

The JV will be governed by a board of four directors, and the Company and Medesole will each elect two directors. The Company and Medesole will each own 50% of the JV, and will share equally in the expenditures, revenues and profits of the JV. The Agreement has a term of three years and may be terminated by either party on 180 days’ prior written notice.

On January 15, 2020, INVO Bioscience, Inc. (the “Company”) entered into an employment agreement (the “Employment Agreement”) with Michael Campbell to continue serving as the Company’s Chief Operating Officer and Vice President of Business Development, a position he has held since February 2019. Mr. Campbell’s compensation will consist of an annual base salary of $220,000, and a target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors.

In connection with the Employment Agreement, on January 17, 2020, the Company granted Mr. Campbell 50,000 shares of Company common stock, and an option to purchase 200,000 shares of Company common stock (the “Option”) at an exercise price of $4.2756 per share. One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.

In January 2020, the Company issued 50,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $221,400 to an officer.

In February 2020, the Company issued 5,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $24,750 to an employee.

In February 2020, the Company issued 4,956 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 4,956 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February  2020, the Company issued 3,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $15,000 for consulting services.

In February 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 2,500 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

In March 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 2,500 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.